COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS A AND C SHARES

SUPPLEMENT DATED SEPTEMBER 22, 2006

TO THE PROSPECTUS DATED JULY 1, 2006

The information below replaces the seventh paragraph in the section entitled “Risk/Return Summary—Investment Objectives and Principal Investment Strategies:”

The fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The information below replaces the eighth paragraph in the section entitled “Risk/Return Summary—Principal Risks:”

Foreign Securities Risks. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on interest income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

The information below replaces the paragraph entitled Foreign Securities in the section entitled “Investment Objectives, Principal Investment Strategies and Related Risks—Principal Investment Strategies:”

Foreign Securities

The fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets. EDRs, in bearer form, are designed for use in the European securities markets. GDRs, in bearer form, are designated for use outside the United States. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

The information below replaces the paragraph entitled Risks of Investment in Foreign Securities in the section entitled “Investment Objectives, Principal Investment Strategies and Related Risks—Principal Risks of Investing in the Fund:”

Risks of Investment in Foreign Securities

The fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities’ markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS I SHARES

SUPPLEMENT DATED SEPTEMBER 22, 2006

TO THE PROSPECTUS DATED JULY 1, 2006

The information below replaces the seventh paragraph in the section entitled “Risk/Return Summary—Investment Objectives and Principal Investment Strategies:”

The fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The information below replaces the eighth paragraph in the section entitled “Risk/Return Summary—Principal Risks:”

Foreign Securities Risks. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on interest income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

The information below replaces the paragraph entitled Foreign Securities in the section entitled “Investment Objectives, Principal Investment Strategies and Related Risks—Principal Investment Strategies:”

Foreign Securities

The fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets. EDRs, in bearer form, are designed for use in the European securities markets. GDRs, in bearer form, are designated for use outside the United States. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

The information below replaces the paragraph entitled Risks of Investment in Foreign Securities in the section entitled “Investment Objectives, Principal Investment Strategies and Related Risks—Principal Risks of Investing in the Fund:”

Risks of Investment in Foreign Securities

The fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities’ markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SUPPLEMENT DATED SEPTEMBER 22, 2006

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2006

The information below replaces the paragraph entitled Foreign Securities in the section entitled “Investment Objectives and Policies:”

Foreign Securities

The fund may invest up to 25% of its net assets in securities of foreign companies. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations which could extend settlement periods. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income. See Taxation.

The fund may invest in sponsored and unsponsored American Depositary Receipts (ADRs) and similar depositary receipts. ADRs, typically issued by a financial institution (a depositary), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks.